UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-3534

Name of Fund: Merrill Lynch U.S.A. Government Reserves

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Merrill Lynch U.S.A. Government Reserves

Schedule of Investments as of November 30, 2005                                                                    (in Thousands)
                                                  Face                 Maturity                Interest
Issue                                            Amount                  Rate                    Date                       Value
U.S. Government Obligations* - 24.5%

U.S. Treasury Bills                           $    1,500           3.95          %             12/15/2005            $      1,497
                                                   1,500           3.725 - 3.735                3/30/2006                   1,481
                                                   2,000           3.855                        4/06/2006                   1,973
                                                   2,000           3.906 - 3.925                4/13/2006                   1,971
                                                   1,000           4.068                        4/27/2006                     984

U.S. Treasury Notes                                3,350           1.875                        1/31/2006                   3,339
                                                   3,000           1.625                        2/28/2006                   2,983
                                                   5,542           1.5                          3/31/2006                   5,494
                                                   1,170           4.625                        5/15/2006                   1,172
                                                     600           2.5                          5/31/2006                     595
                                                   3,000           2.375                        8/31/2006                   2,955
                                                   1,000           2.5                         10/31/2006                     983
                                                   1,000           2.875                       11/30/2006                     985

Total U.S. Government Obligations - (Cost - $26,457)                                                                       26,412


Repurchase Agreements - 75.5%


    Face Amount                                     Issue
     $   5,000    ABN AMRO Bank N.V., New York Branch, purchased on 11/29/2005 to yield 3.93% to
                  12/06/2005, repurchase price of $5,004, collateralized by U.S. Treasury Bills, due
                  1/19/2006                                                                                                 5,000
         5,200    Banc of America Securities LLC, purchased on 11/30/2005 to yield 4% to 12/07/2005,
                  repurchase price of $5,204, collateralized by GNMA, 6% due 9/15/2035                                      5,200
         5,200    Barclays Capital Inc., purchased on 11/30/2005 to yield 3.93% to 12/01/2005, repurchase
                  price of $5,201, collateralized by U.S. Treasury Bills, due 5/04/2006                                     5,200
         5,000    Bear Stearns & Cos., Inc., purchased on 11/30/2005 to yield 3.93% to 12/01/2005, repurchase
                  price of $5,001, collateralized by U.S. Treasury Note, 6.125% due 8/15/2007                               5,000
         5,200    Citigroup Global Markets Inc., purchased on 11/30/2005 to yield 4% to 12/07/2005, repurchase price of $5,204, collateralized by GNMA, 4.125% to 6.50% due 12/20/2023
                  to 8/15/2035                                                                                              5,200
         5,000    Countrywide Securities Corp., purchased on 11/29/2005 to yield 3.96% to 12/06/2005, repurchase price of $5,004, collateralized by U.S. Treasury Bonds, 6.25% to 8.75% due
                  8/15/2020 to 8/15/2027                                                                                    5,000
         5,000    Credit Suisse LLC, purchased on 11/29/2005 to yield 3.97% to 12/06/2005, repurchase
                  price of $5,004, collateralized by GNMA, 7% due 9/15/2043                                                 5,000
         5,200    Deutsche Bank Securities Inc., purchased on 11/30/2005 to yield 4% to 12/07/2005, repurchase price of $5,204, collateralized by GNMA, 6% to 7% due 11/15/2027 to
                  10/15/2034                                                                                                5,200
         5,000    Goldman Sachs & Co., purchased on 11/03/2005 to yield 3.95% to 12/01/2005,
                  repurchase price of $5,015, collateralized by U.S. Treasury Note, 2.25% due 4/30/2006                     5,000
         5,200    Greenwich Capital Markets, Inc., purchased on 11/30/2005 to yield 4% to 12/07/2005, repurchase price of $5,204, collateralized by GNMA, 5.50% to 6.70% due 11/15/2031 to
                  10/15/2042                                                                                                5,200
         4,938    HSBC Securities (USA) Inc., purchased on 11/30/2005 to yield 3.93% to 12/01/2005, repurchase price of $4,939, collateralized by U.S. Treasury STRIPS+, due 2/15/2017 to
                  2/15/2031                                                                                                 4,938
         5,200    J.P. Morgan Securities Inc., purchased on 11/30/2005 to yield 3.99% to 12/07/2005, repurchase price of $5,204, collateralized by GNMA, 5.50% to 6.50% due 1/20/2034 to
                  2/15/2035                                                                                                 5,200
         5,000    Merrill Lynch Government Securities Inc.,** purchased on 11/29/2005 to yield 3.93% to
                  12/06/2005, repurchase price of $5,004, collateralized by U.S. Treasury Bond, 9.25%
                  due 2/15/2016 and U.S. Treasury Inflation Indexed Bond, 3.50% to 3.875%                                   5,000
         5,000    Mizuho Securities USA, Inc., purchased on 11/29/2005 to yield 3.93% to 12/06/2005, repurchase price of $5,004, collateralized by U.S. Treasury Bill, due 12/15/2005 and
                  U.S. Treasury Bond, 5.50% to 8.875% due 2/15/2019 to 5/15/2030                                            5,000
         5,200    Morgan Stanley & Co., Inc., purchased on 11/30/2005 to yield 3.95% to 12/01/2005, repurchase price of $5,201, collateralized by U.S. Treasury STRIPS+ Principal Only, due
                  5/15/2030 to 2/15/2031                                                                                    5,200
         5,200    UBS Securities LLC, purchased on 11/30/2005 to yield 3.98% to 12/07/2005, repurchase price of $5,204, collateralized by GNMA, 5.50% to 10.00%
                  due 6/15/2013 to 1/15/2034                                                                                5,200

Total Repurchase Agreement (Cost - $81,538)                                                                                81,538

Total Investments (Cost - $107,995***) - 100.0%                                                                           107,950
Other Assets Less Liabilities - 0.0%                                                                                           54
                                                                                                                     ------------
Net Assets - 100.0%                                                                                                  $    108,004
                                                                                                                     ============


  * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase by the Fund. U.S. Treasury
    Notes bear interest at the rates shown, payable at fixed dates until maturity.

 ** Investments in companies to be an affiliate of the Fund, for purposes of Section 2(a)(3)
    of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Government
       Securities, Inc.                              -             $    36


*** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $        107,995
                                                   ================
    Gross unrealized appreciation                                 - (a)
    Gross unrealized depreciation                  $           (45)
                                                   ----------------
    Net unrealized depreciation                    $           (45)
                                                   ================

       (a) Amount is less than $1,000.

  + Separately Traded Registered Interest and Principal of Securities.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S.A. Government Reserves


Date: January 25, 2006